Consolidated Statements of Changes in Equity $ in Thousands, $ in Thousands	TWD ($)	USD ($)	Issued capital [member] TWD ($)	Capital surplus [member] TWD ($)	Legal reserve [member] TWD ($)	Unappropriated retained earnings [member] TWD ($)	Foreign currency translation reserve [member] TWD ($)	Amounts recognized in other comprehensive income (loss) and accumulated in equity relating to non-current assets held for sale [member] TWD ($)	Unearned employee awards [member] TWD ($)	Treasury stock [member] TWD ($)	Treasury stock [member] USD ($)	Attributable to equity holders of the company total [member] TWD ($)	Equity attributable to predecessors' interests [member] TWD ($)	Unrealized gain (loss) in available-for-sale financial assets [Member] TWD ($)	Non-controlling interests [member] TWD ($)
Beginning Balance at Dec. 31, 2014	$ 23,196,249		$ 8,646,193	$ 2,272,838	$ 582,927	$ 6,545,839	$ 36,074					$ 18,083,871	$ 2,490,693		$ 2,621,685
Appropriations of prior year's earnings:
Legal reserve (Note 20)					331,863	(331,863)
Cash dividends - the Company (Notes 11 and 20)	(840,207)					(1,999,225)						(1,999,225)	1,159,018
Cash dividends - predecessors' interests	(125,293)												(125,293)
Share-based payments	174,965			51,233								51,233	123,168		564
Restricted shares	106,523		156,550	397,296					$ (447,323)			106,523
Repurchase of shares (Note 21)	(1,862,362)									$ (633,737)		(633,737)	(1,228,625)
Cancellation of shares (Note 21)			(200,000)	(56,823)		(376,914)				633,737
Acquisition of the interest of a subsidiary (Note 28)	(1,444,224)		359,323	1,091,305		(275,500)	17,964					1,193,092			(2,637,316)
Profit (loss) for the year	1,875,968					2,130,324						2,130,324	(291,429)		37,073
Other comprehensive income (loss) for the year	(47,200)					(34,824)	9,630					(25,194)			$ (22,006)
Ending Balance at Dec. 31, 2015	21,034,419		8,962,066	3,755,849	914,790	5,657,837	63,668		(447,323)			18,906,887	2,127,532
Appropriations of prior year's earnings:
Legal reserve (Note 20)					223,047	(223,047)
Cash dividends - the Company (Notes 11 and 20)	(1,792,553)					(1,792,553)						(1,792,553)
Share-based payments	(71,913)			56,689								56,689	(128,602)
Restricted shares	262,235		4,347	10,755		14			247,119			262,235
Repurchase of shares (Note 21)	(1,007,654)									(1,007,654)		(1,007,654)
Profit (loss) for the year	1,401,210					1,707,222						1,707,222	(306,012)
Other comprehensive income (loss) for the year	(236,421)					(36,141)	(200,280)					(236,421)
Reclassification to equity related to non-current assets held for sale							(287,645)	$ 287,645
Effect of capital reorganization (Note 29)	(3,341,621)		(96,750)	3,065,533		(5,052,343)	434,857					(1,648,703)	$ (1,692,918)
Ending Balance at Dec. 31, 2016	16,247,702		8,869,663	6,888,826	1,137,837	260,989	10,600	287,645	(200,204)	(1,007,654)		$ 16,247,702
Appropriations of prior year's earnings:
Legal reserve (Note 20)					28,680	(28,680)
Cash dividends - the Company (Notes 11 and 20)	(257,026)					(257,026)
Cash distribution from capital surplus (Notes 11 and 20)	(599,728)			(599,728)
Restricted shares	123,021		(6,692)	(17,650)		1,729			145,634
Repurchase of shares (Note 21)										0	$ 0
Cancellation of shares (Note 21)										0	$ 0
Profit (loss) for the year	2,796,882	$ 94,362				2,796,882
Other comprehensive income (loss) for the year	(189,902)	(6,407)				42,072	(232,652)							$ 678
Effect of disposal of subsidiary							287,645	$ (287,645)
Ending Balance at Dec. 31, 2017	$ 18,120,949	$ 611,368	$ 8,862,971	$ 6,271,448	$ 1,166,517	$ 2,815,966	$ 65,593		$ (54,570)	$ (1,007,654)				$ 678